Equity (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Equity Abstract
Beginning balance	$ 337	$ 241
Transfers from dividends payable	(54)	(7)
Prescription	64	84
Translation adjustment	(71)	19
Ending balance	$ 276	$ 337